Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		4.75%	2.06%	2.32%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		4.64%	1.81%	2.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg U.S. 1-5 Year Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return, Percent		4.95%	1.99%	2.44%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.